SCHEDULE OF INTANGIBLE ASSETS NET (Details) (Parenthetical) RM in Thousands		1 Months Ended		4 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 MYR (RM)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 MYR (RM)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)
Computer software and application		$ 504,222	RM 2,120	$ 501,412	RM 2,320
Intangible assets, estimated useful life						10 years	10 years
ARX Media Sdn Bhd [Member]
Contract price								$ 47,200,000	RM 218,750	$ 2,900,000	RM 13,500
Prepayments	[1]			$ 2,469,425		$ 9,686,697
ARX Media Sdn Bhd [Member] | Second Installment [Member]
Prepayments						$ 18,130,000	RM 80,000

[1]	In order to upgrade the Company’s existing software and operating systems to increase the data processing capability, to diversify the Company’s business operation model, and to support its future business expansion, on August 1, 2022, the Company signed a contract with a third-party technology solution company, ARX Media Sdn. Bhd. (“ARX”), to conduct software application design and development for the Company’s Virtual Reality Rebate Mall project. ARX is a full-stacked technology solution company specializing in design and development of application of AR, Mixed Reality, Virtual Reality (“VR”), Integrated Business Solution, and Internet of Things to help business entities stand out among the crowd. Pursuant to the contract, ARX will help the Company conduct market research, prepare a feasibility study, VR Mall Data Management system software conceptualization, visualization, system coding, testing, and debugging, and to initialize and rollout the application as a progressive web portal, which can be further developed into a mobile app to allow integration to various platforms. Total contract price for this project amounted to MYR13.5 million (approximately $2.9 million). As of March 31, 2023 and September 30, 2022, the Company had made prepayment of $2,469,425 (MYR11.4 million) to ARX based on contracted payment terms and the progress of the project. The remaining payment will be made when ARX completes the debugging and technical testing and delivers the application to the Company, which is expected to be the beginning of 2024.